DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 1 - DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

At the close of business on December 31, 2014, Christals Acquisition, LLC and its members entered into a securities exchange agreement ("Exchange Agreement") with DICO, Inc. a Nevada corporation, pursuant to which DICO acquired 100% of the issued and outstanding equity capital of Christals Acquisition. Immediately following the closing of the exchange transaction and the related transactions described above, the former members of Christals Acquisition and certain equity owners of such members who immediately received distributions of such securities, became the owners of 3,577,470 shares of our common stock, constituting 99.9% of DICO's issued and outstanding common stock as of such closing. For accounting purposes, the exchange transaction with Christals Acquisition was treated as a reverse acquisition, with Christals Acquisition as the acquirer and DICO, Inc. as the acquired party. In January 2015, DICO, Inc. changed its name to Peekay Boutiques, Inc.

Christals Acquisition, LLC, a Delaware limited liability company, was formed in January 2012 to acquire existing limited liability companies operating retail stores in the sexual health and wellness category. The financial statements of Christals Acquisition, LLC and Subsidiaries ("the Company") include the following fully owned subsidiaries: Peekay Acquisition, LLC, Peekay SPA, LLC; ZJ Gift F-2, LLC, ZJ Gift F-3, LLC, ZJ Gifts F-4, LLC, ZJ Gifts F-5, LLC, ZJ Gifts F-6, LLC, ZJ Gifts I-1, LLC, ZJ Gifts M-1, LLC, ZJ Gifts M-2, LLC, and ZJ Gifts M- 3, LLC, which operate stores in Iowa, Texas and Tennessee under the Christals brand; and Peekay, Inc., ConRev, Inc., Condom Revolution, Inc. and Charter Smith Sanhueza Retail, Inc., which operate stores in Washington, Oregon and California under the Lovers, ConRev and A Touch of Romance brands.

Basis of Presentation – Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. During 2013 and 2014, the Company incurred net losses of $2,577,263 and $4,150,367, respectively, largely as a result of interest expense on its outstanding debt of $6.6 million annually, which exceeds the operating profits generated through the operations of its business. Approximately $38.2 million in senior secured debt matures on December 31, 2015, and the Company does not have the resourced necessary to pay this debt as it comes due.

The ability of the Company to continue its operations and execute its business plan is dependent on its ability to refinance this debt and/or to raise sufficient capital to pay this debt and other obligations as they come due (or are extended through a refinancing) and to provide sufficient capital to operate its business as contemplated. These factors, amount others, raise substantial doubt about the Company's ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company has filed a registration statement (Form S-1) with the Securities and Exchange Commission to sell 3,125,000 shares of common stock at an estimated price of $8 to $10 per share, and plans to use the proceeds to reduce its Senior Debt facility to approximately $22 million and extend the facility for three additional years, and use the remaining proceeds for general corporate purposes. Simultaneously with the closing of the IPO, the subordinated debt holders would convert their outstanding principal and accrued interest of approximately $15.6 million to common stock. Management believes that the going concern clause will no longer be necessary, if these transactions are completed.

Description of Business

At the close of business on December 31, 2014, Christals Acquisition, LLC and its members entered into a securities exchange agreement ("Exchange Agreement") with DICO, Inc. a Nevada corporation, pursuant to which DICO acquired 100% of the issued and outstanding equity capital of Christals Acquisition in exchange for 2,524,870 shares of DICO common stock, par value $0.0001 per share, which constituted 70.5% of the issued and outstanding capital stock on a fully-diluted basis as of and immediately after the consummation of the transactions contemplated by the Exchange Agreement.  In addition, at the closing of the share exchange, Christals paid DICO $350,000 in cash.  This cash was immediately used for the following purposes (i) to pay down all of DICO's  outstanding liabilities, (ii) $308,436 of this cash was used as a partial payment toward the redemption of a total of 15,000,000 of DICO restricted shares from David Lazar, the former Chief Operating Officer and Secretary of DICO, pursuant to a redemption agreement entered into with Mr. Lazar on December 31, 2014, and (iii) to satisfy aggregate purchase price payable to holders of a total of 1,052,600 shares of DICO common stock, which shares were transferred to the members of Christals Acquisition as a condition to the closing of the exchange transaction.  In addition to receiving the $308,436 payment for the redemption of his 15,000,000 shares of DICO common stock, DICO also transferred to Mr. Lazar the remaining inventory of loose diamonds pursuant to a bill of sale and assignment agreement as the balance of the consideration for the redemption of his shares.   Immediately following the closing of the exchange transaction and the related transactions described above, the former members of Christals Acquisition and certain equity owners of such members who immediately received distributions of such securities, became the owners of 3,577,470 shares of our common stock, constituting 99.9% of DICO's issued and outstanding common stock as of such closing.  For accounting purposes, the exchange transaction with Christals Acquisition was treated as a reverse acquisition, with Christals Acquisition as the acquirer and DICO, Inc. as the acquired party.   In January 2015, DICO, Inc. changed its name to Peekay Boutiques, Inc.

Christals Acquisition, LLC, a Delaware limited liability company, was formed in January 2012 to acquire existing limited liability companies operating retail stores in the sexual health and wellness category.  The financial statements  of Christals Acquisition, LLC and Subsidiaries ("the Company") include the following fully owned subsidiaries:   Peekay Acquisition, LLC, Peekay SPA, LLC; ZJ Gift F-2, LLC, ZJ Gift F-3, LLC,  ZJ Gifts F-4, LLC, ZJ Gifts F-5, LLC, ZJ Gifts F-6, LLC, ZJ Gifts I-1, LLC, ZJ Gifts M-1, LLC, ZJ Gifts M-2, LLC, and ZJ Gifts M- 3, LLC, which operate stores in Iowa, Texas and Tennessee under the Christals brand; and Peekay, Inc., ConRev, Inc., Condom Revolution, Inc. and Charter Smith Sanhueza Retail, Inc., which operate stores in Washington, Oregon and California under the Lovers, ConRev and A Touch of Romance brands.

Basis of Presentation - Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business.  During 2013 and 2014, the Company incurred net losses of $2,577,263 and $4,150,362, respectively, largely as a result of interest expense on its outstanding debt of $6.6 million annually, which exceeds the operating profits generated through the operations of its business.  Approximately $38.2 million in senior secured debt matures on December 31, 2015, and the Company does not have the resourced necessary to pay this debt as it comes due.

The ability of the Company to continue its operations and execute its business plan is dependent on its ability to refinance this debt and/or to raise sufficient capital to pay this debt and other obligations as they come due (or are extended through a refinancing) and to provide sufficient capital to operate its business as contemplated.  Management is in the process of exploring refinancing options, and raising additional equity capital through either private, public market or PIPE transactions.

These factors, amount others, raise substantial doubt about the Company's ability to continue as a going concern.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.